Schedule of Property, Plant and Equipment (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 193,785	$ 192,290
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	161,620	158,768
Property, Plant and Equipment, Net	32,165	33,522
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	177,268	175,773
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	150,856	148,266
Property, Plant and Equipment, Net	26,412	27,507
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	16,517	16,517
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	10,764	10,502
Property, Plant and Equipment, Net	$ 5,753	$ 6,015